Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 70,314	$ 67,267
Accounts receivable, net (Note 3)	5,810	8,280
Inventories	549	2,203
Prepaid expenses and other assets	1,979	2,164
Total current assets	78,652	79,914
FIXED ASSETS:
Advances for vessels under construction and other vessels' costs (Note 5)	58,468	11,303
Vessels, net (Note 6)	189,577	202,108
Property and equipment, net	34	44
Total fixed assets	248,079	213,455
NON-CURRENT ASSETS:
Restricted cash, non-current (Note 7)	1,000	1,000
Right of use asset under operating leases	50	99
Deferred charges, net	2,386	1,798
Other non-current assets	226	0
Total non-current assets	3,662	2,897
Total assets	330,393	296,266
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred fin. costs (Note 7)	7,443	7,427
Accounts payable, trade and other	2,214	4,630
Due to related parties (Note 4)	$ 615	$ 245
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 2,820	$ 2,976
Deferred revenue (Note 3)	930	0
Lease liabilities, current	50	66
EU allowances liability	789	0
Total current liabilities	14,861	15,344
LONG-TERM LIABILITIES:
Long-term bank debt, net of unamortized deferred financing costs (Note 7)	40,016	47,459
Other liabilities, non-current	246	214
Long-term lease liabilities	0	33
Commitments and contingencies (Note 8)
Fair value of warrants' liability (Note 9)	27	32
Total long-term liabilities	40,289	47,738
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 50,726 and 50,726 Series B, and 1,423,912 and 1,428,372 Series C issued and outstanding as at December 31, 2024 and 2023, respectively (Note 9)	15	15
Common stock, $0.01 par value; 500,000,000 shares authorized; 12,432,158 and 12,279,676 issued and outstanding as at December 31, 2024 and 2023, respectively (Note 9)	124	123
Additional paid-in capital (Note 9)	534,269	534,112
Other comprehensive income	53	49
Accumulated deficit	(259,218)	(301,115)
Total stockholders' equity	275,243	233,184
Total liabilities and stockholders' equity	$ 330,393	$ 296,266